Shareholders equity	12 Months Ended
Dec. 31, 2020
Shareholders equity
Shareholders' equity

10. Shareholders’ equity

The authorized share capital of the Company amounting to € 7,200,000 consists of 90,000,000 ordinary shares and 90,000,000 preference shares with a par value of € 0.04 per share. At December 31 30, 2020,  54,131,553 ordinary shares were issued and fully paid in cash, of which 3,926,743 were held by the Company as treasury shares (December 31, 2019: 4,230,151).

On November 7, 2018, the Company filed a shelf registration statement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units.

In October 2019, the Company consummated an underwritten public offering of 10,454,545 ordinary shares at an issue price of $ 5.50 per share. The gross proceeds from this offering amounted to € 51,597,000 while the transaction costs amounted to € 3,047,000, resulting in net proceeds of € 48,550,000.

In December 2019, the Company issued 371,306 shares in the aggregate amount of $3.5 million, at $9.43  (€8.51) per share to Ionis Pharmaceuticals, Inc. Under the terms of the agreement, the second installment of the upfront payment in ordinary shares to the Company’s common stock was made to Ionis upon the dosing of the first patient in the phase 1/2 Aurora clinical trial for QR-1123.

On March 31, 2020, the Company entered into a sales agreement, which permitted the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold in one or more at-the-market offerings with Citigroup Global Markets, Inc. and Cantor Fitzgerald & Co. In 2020, no shares were issued pursuant to this ATM facility.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options may be granted to employees, members of the Supervisory Board, members of the Management Board and consultants. The compensation expenses included in operating costs for this plan in the year ended December 31, 2020 were € 7,838,000 (2019: € 5,948,000), of which € 4,423,000 (2019: € 3,323,000) was recorded in general and administrative costs and € 3,415,000 (2019: € 2,625,000) was recorded in research and development costs.